    As filed with the Securities and Exchange Commission on January 8, 1999
                    Registration Nos. 333-22931 and 811-8282

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                             ---------------------

                                   FORM N-1A


                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933      [X]
                          Pre-effective Amendment No.     [ ]
                        Post-effective Amendment No. 4    [X]

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940  [X]
                               Amendment No.  14          [X]
                       (Check appropriate box or boxes)

                          --------------------------

                        LOOMIS SAYLES INVESTMENT TRUST
              (Exact name of registrant as specified in charter)

                    One Financial Center, Boston, Ma  02111
                   (Address of principal executive offices)

      Registrant's Telephone Number, Including Area Code: (617) 482-2450

     Name and address
     of agent for service                Copy to
     --------------------                -------

     Sheila M. Barry, Esq.               John M. Loder, Esq.
     Loomis, Sayles & Company, L.P.      Ropes & Gray
     One Financial Center                One International Place
     Boston, MA  02111                   Boston, MA  02110

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

[_]    Immediately upon filing pursuant to paragraph (b)
[_]    On December 30, 1998 pursuant to paragraph (b)
[_]    60 days after filing pursuant to paragraph (a)(1)
[_]    On _____________ pursuant to paragraph (a)(1)
[X]   75 days after filing pursuant to paragraph (a)(2)
[_]    On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          --------------------------

                         LOOMIS SAYLES INVESTMENT TRUST
                 CROSS REFERENCE SHEET PURSUANT TO RULE 481(A)
                          ITEMS REQUIRED BY FORM N-1A


PART A

ITEM NO.                   REGISTRATION STATEMENT CAPTION                 CAPTION IN PROSPECTUSES
1.                         Cover Page                                     Cover Page

2.                         Synopsis                                       Summary of Expenses

3.                         Condensed Financial                            Financial Highlights
                           Information

4.                         General Description of                         Cover Page; The
                           Registrant                                     Trust; Investment
                                                                          Objective and
                                                                          Policies; and More
                                                                          Information About the
                                                                          Fund's Investments

5.                         Management of the Fund                         Cover Page; The
                                                                          Trust; The Fund's
                                                                          Investment Adviser;
                                                                          Fund Expenses; and
                                                                          Portfolio Transactions

5A.                        Management's Discussion of                     Not applicable
                           Fund Performance

6.                         Capital Stock and Other                        Cover Page; The
                           Securities                                     Trust; How to
                                                                          Redeem Shares; and
                                                                          Dividends, Capital
                                                                          Gain Distributions and
                                                                          Taxes; and Other
                                                                          Information

7.                         Purchase of Securities                         How to Purchase
                           Being                                          Shares
                           Offered

8.                         Redemption or Repurchase                       How to Redeem
                                                                          Shares


9.                         Pending Legal                                  Not applicable
                           Proceedings
PART B

ITEM NO.                    REGISTRATION STATEMENT CAPTION                CAPTION IN STATEMENTS OF
                                                                          ADDITIONAL INFORMATION
10.                         Cover Page                                    Cover Page

11.                         Table of Contents                             Table of Contents

12.                         General Information and                       Not applicable
                            History

13.                         Investment Objectives                         Investment Objective,
                            and Policies                                  Policies
                                                                          and Restrictions

14.                         Management of the Fund                        Management of the Trust

15.                         Control Persons and                           Management of the Trust
                            Principal Holders of
                            Securities

16.                         Investment Advisory and                       Investment Advisory and
                            Other Services                                Other Services

17.                         Brokerage Allocation and                      Portfolio Transactions and
                            Other Practices                               Brokerage

18.                         Capital Stock and Other                       How to Redeem Shares
                            Securities                                    (Prospectus); Redemptions;
                                                                          Dividends, Capital Gain
                                                                          Distributions and Taxes
                                                                          (Prospectus); Income
                                                                          Dividends, Capital Gain
                                                                          Distributions and Tax Status;
                                                                          and Description of the Trust

19.                         Purchase, Redemption                          How to Purchase Shares
                            and Pricing of Securities                     (Prospectus); How to Redeem
                            Being Offered                                 Shares (Prospectus);
                                                                          Redemptions; and Net Asset
                                                                          Value


20.                         Tax Status                                    Dividends, Capital Gain
                                                                          Distributions and Taxes
                                                                          (Prospectus); Income
                                                                          Dividends, Capital Gain
                                                                          Distributions and Tax Status

21.                         Underwriters                                  Not applicable

22.                         Calculations of                               Calculation of Yield and
                            Performance Data                              Total
                                                                          Return; Performance
                                                                          Comparisons; and
                                                                          Performance Data

23.                         Financial Statements                          Financial Statements

PART C

This Post-Effective Amendment relates solely to the Loomis Sayles Small Cap Growth Fund, a series of Loomis Sayles Investment Trust. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby. The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

Part C.        OTHER INFORMATION
               -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)  Financial statements:

               See the section entitled "Financial Highlights" in the Prospectus.

          (b)  Exhibits:
               1.  Agreement and Declaration of Trust.(4)

               2.  By-Laws.(4)

               3.  Not applicable.

               4.  Not applicable.

               5a. Investment Advisory Agreement between the Trust and Loomis
                   Sayles California Tax-Free Income Fund. (1)

               5b. Investment Advisory Agreement between the Trust and Loomis
                   Sayles Core Fixed Income Fund. (1)

               5c. Investment Advisory Agreement between the Trust and the
                   Loomis Sayles Core Growth Fund.(1)

               5d. Investment Advisory Agreement between the Trust and Loomis
                   Sayles Fixed Income Fund.(1)

               5e. Investment Advisory Agreement between the Trust and Loomis
                   Sayles High Yield Fixed Income Fund.(1)

               5f. Investment Advisory Agreement between the Trust and Loomis
                   Sayles Intermediate Duration Fund. (5)

               5g. Investment Advisory Agreement between the Trust and Loomis
                   Sayles Investment Grade Fixed Income Fund.(1)

               5h. Form of Investment Advisory Agreement between the Trust and
                   Loomis Sayles Small Cap Growth Fund.

               6.  Not applicable.

               7.  Not applicable.

               8a.  Form of Custodian Agreement.(4)

               8b. Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Small Cap Growth Fund to be filed by amendment.

               9a.  Form of Transfer Agency Agreement.(4)

               9b. Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Small Cap Growth Fund to be filed by amendment.

               10a. Opinion of Counsel.(2)

               10b. Form of Opinion and Consent of Counsel relating to Loomis
                    Sayles Small Cap Growth Fund to be filed by amendment.

               11.  Not applicable.

               12.  Not applicable.

               13.  Not applicable.

               14.  Not applicable.

               15.  Not applicable.

               16.  Schedule for Computation of Performance Information. (2)

               17.  Not applicable.

               18.  Not applicable.

               19.  Powers of Attorney.(3)

--------------------------------------------------------------------------------

(1) Incorporated by reference to the similarly numbered Exhibit to Amendment No. 8 to the Trust's Registration Statement under the Investment Company Act of 1940 filed with the Commission on November 13, 1996.

(2) Incorporated by reference to the similarly numbered Exhibit to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on March 7, 1997.

(3) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 1 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on September 5, 1997.

(4) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 2 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on April 21, 1998.

(5) Incorporated by reference to the similarly numbered Exhibit to Amendment No. 13 to the Trust's Registration Statement under the Investment Company Act of 1940 filed with the Commission on November 30, 1998.

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

              Not applicable.

Item 26.  Number of Holders of Securities
          -------------------------------

              Not applicable.

Item 27.  Indemnification
          ---------------

              Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Registrant's By-Laws (Exhibit 2 hereto) provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

              Loomis Sayles, the investment adviser of the Registrant, provides investment advice to eighteen series of the Loomis Sayles Funds, six series of New England Funds Trust I, one series of New England Funds Trust II, one series of New England Funds Trust III and two series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations and individuals.

              The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

Item 29.  Principal Underwriters
          ----------------------

              Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

              The following companies maintain possession of the documents required by the specified rules:

              (a)  Registrant
                   Rule 31a-1(b)(4), (9), (10), (11)
                   Rule 31a-2(a)

              (b)  State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, MA  02110
                   Rule 31a-1(a)
                   Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
                   Rule 31a-2(a)

              (c)  Loomis, Sayles & Company, L.P.
                   One Financial Center
                   Boston, MA  02111
                   Rule 31a-1(f)
                   Rule 31a-2(e)

Item 31.  Management Services
          -------------------

              Not applicable.

Item 32.  Undertakings
          ------------

              (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

              (b) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

              (c) Insofar as indemnification for liability arising under the
                  Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of the Registrant's Agreement and Declaration of Trust and By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                             * * * * * * * * * * *

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Loomis Sayles Investment Trust (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston and notice is hereby given that this instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 8th day of January, 1999.

                                 LOOMIS SAYLES INVESTMENT TRUST


                                 By: DANIEL J. FUSS*
                                    ------------------------------------
                                     Daniel J. Fuss
                                     President

                                 *By: /s/ MARK W. HOLLAND
                                     -----------------------------------
                                      Mark W. Holland
                                      Attorney-in-fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                    TITLE                DATE

DANIEL J. FUSS*     President                January 8, 1999
------------------  (principal executive
Daniel J. Fuss      officer)

MARK W. HOLLAND     Treasurer                January 8, 1999
------------------  (principal financial
Mark W. Holland     and accounting officer)

TIMOTHY J. HUNT*    Trustee                  January 8, 1999
------------------
Timothy J. Hunt

*By: /s/ MARK W. HOLLAND
    ----------------------
        Mark W. Holland
        Attorney-in-fact

                        LOOMIS SAYLES INVESTMENT TRUST

                      LOOMIS SAYLES SMALL CAP GROWTH FUND

                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (888) 226-9699

                                  PROSPECTUS
                              MARCH _______, 1999

     The Loomis Sayles Investment Trust (the "Trust") is a group of eight mutual funds including the Loomis Sayles Small Cap Growth Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                      Loomis Sayles Core Fixed Income Fund
                         Loomis Sayles Core Growth Fund
                        Loomis Sayles Fixed Income Fund
                   Loomis Sayles High Yield Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund
                Loomis Sayles Investment Grade Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.

     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated March ______, 1999 is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (888) 226-9699. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


SUMMARY OF EXPENSES...........................................[-3-]

THE TRUST.....................................................[-4-]

INVESTMENT OBJECTIVE AND POLICIES.............................[-4-]

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS.................[-4-]

THE FUND'S INVESTMENT ADVISER.................................[-8-]

FUND EXPENSES.................................................[-9-]

PORTFOLIO TRANSACTIONS........................................[-9-]

HOW TO PURCHASE SHARES........................................[-9-]

HOW TO REDEEM SHARES.........................................[-10-]

OTHER INFORMATION............................................[-10-]

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES..............[-11-]

                              SUMMARY OF EXPENSES

     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on estimated expenses for the Fund's first fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.


Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases (as a percentage of offering price)          none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage of
  offering price)                                        none
 Deferred Sales Load (as a percentage of original
  purchase price or redemption
  proceeds as applicable)                                none
 Redemption Fees (as a percentage of amount
 redeemed)                                               none
 Exchange Fees                                           none

Annual Fund Operating Expenses
(as a percentage of average net assets):
 Management Fees                                         0.75%
 12b-1 Fees                                              none
 Other Operating Expenses (after expense
 limitation)/1/                                          0.15%
 Total Fund Operating Expenses (after expense
  limitation)/1/                                         0.90%
Example
You would pay the following
 expenses on a $1,000 investment
 assuming a 5% annual return
 (with or without a redemption at
 the end of each time period):

 One Year                                                $9
 Three Years                                             $29

______________________________

/1/ Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total Fund operating expenses to the percentage of average net assets shown above. In the absence of the voluntary expense limitation, Other Operating Expenses and Total Fund Operating Expenses for the most recent fiscal year would have been 0.51% and 1.26%, respectively.

                                   THE TRUST

     The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

     The Fund seeks to attain its objective by investing primarily in equity securities of small, rapidly growing companies that Loomis Sayles believes have the potential for accelerating earnings growth and rising profit margins.
Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies. Loomis Sayles seeks companies that have distinctive products, technologies, or services, dynamic earnings growth, prospects for a high level of profitability, and outstanding management.
Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, real estate investment trusts ("REITS") and Rule 144A securities, which are described herein (together with their related risks) under "More Information About the Fund's Investments."

     Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from acting as an underwriter;
(2) a restriction prohibiting the Fund from purchasing a security (other than securities issued or guaranteed by the U.S. Government or its authorities or instrumentalities "U.S. Government Securities") if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; (4) a restriction prohibiting the Fund from investing in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts; (5) a restriction prohibiting the Fund from making loans except to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"); and (6) a restriction prohibiting the Fund from issuing senior securities. For additional investment restrictions, see the Statement of Additional Information.

     For temporary defensive purposes, the Fund may invest any portion of its assets in fixed income securities, cash and any other securities deemed appropriate by Loomis Sayles. The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.


                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

     The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.

EQUITY SECURITIES
-----------------

     While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

SMALL COMPANIES
---------------

     The Fund will generally invest in the securities of companies with smaller capitalizations. Investments in companies with relatively small capitalizations may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or broader market averages. The net asset value of funds that invest in companies with small capitalizations therefore may fluctuate more widely than market averages.

REAL ESTATE INVESTMENT TRUSTS
------------------------------

     The Fund may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-though of income under the Internal Revenue code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

     Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger capitalization companies.

WHEN-ISSUED SECURITIES
----------------------

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

RULE 144A SECURITIES
--------------------

     The Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES
------------------

     The Fund may invest in securities principally traded in foreign markets ("foreign securities"). The Fund may invest any portion of its assets in securities of Canadian issuers, but will not purchase a foreign security other than those of Canadian issuers if, as a result, the Fund's total holdings of such foreign securities would exceed 20% of the Fund's total assets.

     Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. In addition, the remedies of the Fund may be extremely limited if a foreign issuer defaults on its obligations.

     The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, or foreign withholding. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

     In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

FOREIGN CURRENCY HEDGING TRANSACTIONS
-------------------------------------

     The Fund may engage in foreign currency exchange transactions, in connection with the purchase and sale of foreign securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.

   Foreign currency transactions involve costs and may result in losses.

OPTIONS AND FUTURES TRANSACTIONS
--------------------------------

   The Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Fund may also buy and sell futures contracts on securities, securities indexes or currencies. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

   Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

   A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). The value of options purchased or written by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

   The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between the changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

   The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS
---------------------

   The Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING
------------------

   The Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

    Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

YEAR 2000
---------

   Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders.
Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.


                         THE FUND'S INVESTMENT ADVISER

   The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms.

   The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P.

   In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.

   Christopher R. Ely, Vice President of Loomis Sayles, has served as the portfolio manager and Philip C. Fine and David L. Smith, Vice Presidents of Loomis Sayles, have served as assistant portfolio managers of the Small Cap Growth Fund since its commencement of operations.


                                 FUND EXPENSES

   The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of 0.75% of the Fund's average daily net assets.

   In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

   Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's total operating expenses to the annual rate of 0.90% of average daily net assets.

                            PORTFOLIO TRANSACTIONS

   Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund. Although it is not possible to predict the portfolio turnover rate with certainty, Loomis Sayles does not expect the Fund's portfolio turnover rate to exceed 200% for its initial fiscal year.

                            HOW TO PURCHASE SHARES

   You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles. The minimum initial investment in the Fund is $3,000,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

   Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange of any securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (888) 226-9699.

   Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933 Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

   Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

   The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

   The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                             HOW TO REDEEM SHARES

   You can redeem your shares by sending a written request to the Trust.

   The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

   The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (888) 226-9699 for details.

   Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

   Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

   The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION

   The Board of Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into eight series, including the Fund and the other funds listed on the cover of this Prospectus.

   The Fund's investment performance may from time to time be included in advertisements about the Fund.

   Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

   All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

   Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as dividends annually. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Fund distributes all of its net realized capital gains after applying any capital loss carryovers. The Trustees may change the frequency with which the Fund declares or pays dividends.

   Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or in additional shares.

   The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.

   Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long you have held your shares.

   A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

   A portion of any dividend from the Fund is expected to be eligible for the dividends-received deduction for corporate shareholders.

   The Trust will send you an annual statement showing the federal tax status of dividends and distributions paid to you during the preceding year.

   The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.

   The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty.) The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply).

   In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in each Fund should consult their advisors with respect to the potential application of these new regulations.


TRANSFER AND DIVIDEND                    INVESTMENT ADVISER
PAYING AGENT AND                         Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                      One Financial Center
State Street Bank and Trust Company      Boston, Massachusetts  02111
Boston, Massachusetts  02102

                        LOOMIS SAYLES INVESTMENT TRUST

                      LOOMIS SAYLES SMALL CAP GROWTH FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               March _____, 1999



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles Small Cap Growth Fund, a series of Loomis Sayles Investment Trust, dated March ________, 1999, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS ..............  -3-

FOREIGN CURRENCY TRANSACTIONS ................................  -6-

OPTIONS ......................................................  -7-

MANAGEMENT OF THE TRUST ......................................  -9-

INVESTMENT ADVISORY AND OTHER SERVICES ....................... -11-

PORTFOLIO TRANSACTIONS AND BROKERAGE ......................... -13-

DESCRIPTION OF THE TRUST ..................................... -14-

HOW TO BUY SHARES ............................................ -16-

NET ASSET VALUE .............................................. -17-

REDEMPTIONS .................................................. -17-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS .. -18-

CALCULATION OF TOTAL RETURN .................................. -20-

PERFORMANCE COMPARISONS ...................................... -21-

APPENDIX A
      PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION .........-A-1-

APPENDIX B
      ADVERTISING AND PROMOTIONAL LITERATURE .................-B-1-

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles Small Cap Growth Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans except to the extent permitted under the "1940 Act." (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment
          Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

      (7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     The Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------

     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.

FOREIGN CURRENCY TRANSACTIONS
-----------------------------

     The Fund may invest in securities of foreign issuers and may enter into forward foreign currency exchange contracts, or buy or sell options on foreign currencies, in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in securities of foreign issuers will usually involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

     A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

     Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

     The Fund generally will not enter into forward contracts with a term of greater than one year.

     Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

     The Fund's ability to engage in transactions in currency forward contracts and options may be limited by tax considerations.

     The Fund, in conjunction with its transactions in forward contracts, options and futures, will maintain in a segregated account with its custodian cash or certain liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options and futures.

OPTIONS
-------

     As described in the Prospectus, the Fund, may for hedging purposes or to enhance investment return, purchase and sell call and put options.

     An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective if such imperfect correlation occurs. Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

     An exchange-traded option may be closed out only on an exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing

Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price or currency value movements within a given time frame. To the extent interest rates, stock prices or currency values move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

     The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

     Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:

TIMOTHY J. HUNT (  ) -- Trustee.  26 Dennett Road, Marblehead, Massachusetts.
                        -------
     Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.

DANIEL J. FUSS (  ) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.

MARK W. HOLLAND (   ) -- Treasurer.  Vice President-Finance and Administration
                         ---------
     and Director, Loomis Sayles.

SHEILA M. BARRY (    ) -- Secretary and Compliance Officer.  Assistant General
                          --------------------------------
     Counsel and   Vice President, Loomis Sayles.  Formerly, Senior Counsel and
     Vice President, New England Funds, L.P.

ROBERT J. BLANDING (  ) -- Executive Vice President.  465 First Street West,
                           ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.

WILLIAM F. CAMP (   ) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                         --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.

QUENTIN P. FAULKNER (   ) -- Vice President.  Vice President, Loomis Sayles.
                             --------------

KATHLEEN C. GAFFNEY (   ) -- Vice President.  Vice President, Loomis Sayles.
                             --------------

JEFFREY L. MEADE (   ) -- Vice President.  Chief Operating Officer, Executive
                          --------------
     Vice President and Director, Loomis Sayles.

CHRISTOPHER R. ELY (    ) -- Vice President.  Vice President, Loomis Sayles.
                             --------------
     Formerly, Senior   Vice President and Portfolio Manager, Keystone
     Investment Management Company, Inc.

PHILIP C. FINE (    )  -- Vice President Vice President, Loomis Sayles.
                          --------------
     Formerly, Vice President   and Portfolio Manager, Keystone Investment
     Management Company, Inc.

DAVID L. SMITH (    )  -- Vice President Vice President, Loomis Sayles.
                          --------------
     Formerly, Vice   President and Portfolio Manager, Keystone Investment
     Management Company, Inc.

KENT P. NEWMARK (   ) -- Vice President.  555 California Street, San Francisco,
                         --------------
     California.    Vice President and Director, Loomis Sayles.

ROBERT K.  PAYNE (    ) -- Vice President.  555 California Street, San
                           --------------
     Francisco, California. Vice President, Loomis Sayles.

ANTHONY J. WILKINS (   ) -- Vice President.  Vice President and Director, Loomis
                            --------------
     Sayles.

MARI J. SUGAHARA (   ) -- Vice President.  Vice President, Loomis Sayles.
                          ---------------

FREDERICK E. SWEENEY, JR. (   ) --Vice President.  Vice President, Loomis
                                  ---------------
     Sayles.
     Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment Associates.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles is compensated at the rate of $10,000 per annum. No Trustee received compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.

                              COMPENSATION TABLE
    for the 1998 fiscal period (January 1, 1998 through September 30, 1998)
--------------------------------------------------------------------------------

     (1)               (2)           (3)                (4)               (5)

Name of Person,     Aggregate       Pension or        Estimated       Total Compensation
  Position         Compensation     Retirement          Annual         from Trust and Fund
                    from Trust        Benefits       Benefits Upon     Complex Paid to
                                  Accrued as Part     Retirement           Trustee
                                  of Fund Expenses
------------------------------------------------------------------------------------------
Timothy J. Hunt,     $10,000            $0                 $0                $10,000
Trustee

     As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.

                    INVESTMENT ADVISORY AND OTHER SERVICES

     Advisory Agreement.  Loomis Sayles serves as investment adviser to the Fund
     ------------------
under an advisory agreement with the Trust dated [month day, year]. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of 0.75% of the Fund's average weekly net assets.

     Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

     As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.

     The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and it terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Loomis Sayles acts as investment adviser to the eighteen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Star Small Cap Fund, New England Value Fund, New England Balanced Fund, New England International Equity Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company and to the Loomis Sayles Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to other investment companies and numerous other corporate and fiduciary clients.

     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P.

     Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     Custodial Arrangements.  State Street Bank and Trust Company ("State
     ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

     Independent Accountants.  The Fund's independent accountants are
     -----------------------
PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

                           DESCRIPTION OF THE TRUST

     The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

     The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.

Voting Rights
-------------

     As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                               HOW TO BUY SHARES

     The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over the counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities may be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.

                                  REDEMPTIONS

     The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

     The redemption price will be the net asset value per share next determined
     --------------------------------------------------------------------------
after the redemption request and any necessary special documentation are
------------------------------------------------------------------------
received by the Trust in proper form.  Proceeds resulting from a written
------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

     As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes," it is the policy of the Fund to pay its shareholders annually, as dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

     As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Distribution by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gains (generally at a 20% rate for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of 20% (for noncorporate shareholders). However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

     If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.

     Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

                          CALCULATION OF TOTAL RETURN

     Total Return.  Total Return with respect to the Fund is a measure of the
     ------------
change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS

     The Fund may from time to time include the total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly.
     --------------------------------
The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MICROPAL, INC. distributes mutual fund rankings weekly and monthly.  The
     --------------
rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
     -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is
     -------------------------------------
distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

     CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
     --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a market
     ----------------------------
value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

       MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from 20
       ----------------
different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

     MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of all
     -------------------------
stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

     RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
     ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

     STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra Growth
     -------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra Value
     ------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").  The S&P
     ------------------------------------------------------------------
500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

     From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                                                                      APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

                               ABC and affiliates
                            Adam Smith's Money World
                                America On Line
                                 Anchorage Daily News
                              Atlanta Constitution
                                Atlanta Journal
                                Arizona Republic
                           Austin American Statesman
                                 Baltimore Sun
                           Bank Investment Marketing
                                    Barron's
                           Bergen County Record (NJ)
                            Bloomberg Business News
                                   Bond Buyer
                            Boston Business Journal
                                  Boston Globe
                                 Boston Herald
                                  Broker World
                             Business Radio Network
                                 Business Week
                               CBS and affiliates
                          CDA Investment Technologies
                                      CFO
                                 Changing Times
                               Chicago Sun Times
                                Chicago Tribune
                           Christian Science Monitor
                     Christian Science Monitor News Service
                              Cincinnati Enquirer
                                Cincinnati Post
                                      CNBC
                                      CNN
                               Columbus Dispatch
                                   CompuServe
                              Dallas Morning News
                              Dallas Times-Herald
                                  Denver Post
                              Des Moines Register
                               Detroit Free Press
                          Donoghues Money Fund Report
                        Dorfman, Dan (syndicated column)
                             Dow Jones News Service
                                   Economist
                                FACS of the Week
                                  Fee Adviser
                             Financial News Network
                               Financial Planning
                       Financial Planning on Wall Street
                            Financial Research Corp.
                            Financial Services Week
                                Financial World
                                 Fitch Insights
                                     Forbes
                            Fort Worth Star-Telegram
                                    Fortune
                           Fox Network and affiliates
                                  Fund Action
                                  Fund Decoder
                                 Global Finance
                                (the) Guarantor
                                Hartford Courant
                               Houston Chronicle
                                      INC
                               Indianapolis Star
                              Individual Investor
                             Institutional Investor
                          International Herald Tribune
                                    Internet
                               Investment Advisor
                          Investment Company Institute
                           Investment Dealers Digest
                              Investment Profiles
                               Investment Vision
                                Investor's Daily
                                  IRA Reporter
                              Journal of Commerce
                                Kansas City Star
                               KCMO (Kansas City)
                                KOA-AM (Denver)
                                    LA Times
                       Leckey, Andrew (syndicated column)
                             Life Association News
                                Lifetime Channel
                                  Miami Herald
                               Milwaukee Sentinel
                                 Money Magazine
                                  Money Maker
                            Money Management Letter
                                  Morningstar
                            Mutual Fund Market News
                             Mutual Funds Magazine
                             National Public Radio
                              National Underwriter
                               NBC and affiliates
                              New England Business
                             New England Cable News

                           New Orleans Times-Picayune
                              New York Daily News
                                 New York Times
                               Newark Star Ledger
                                    Newsday
                                    Newsweek
                            Nightly Business Report
                             Orange County Register
                                Orlando Sentinel
                                Palm Beach Post
                                 Pension World
                            Pensions and Investments
                               Personal Investor
                             Philadelphia Inquirer
                       Porter, Sylvia (syndicated column)
                               Portland Oregonian
                                    Prodigy
                          Public Broadcasting Service
                     Quinn, Jane Bryant (syndicated column)
                           Registered Representative
                               Research Magazine
                                    Resource
                                    Reuters
                              Rocky Mountain News
                    Rukeyser's Business (syndicated column)
                                 Sacramento Bee
                               San Diego Tribune
                            San Francisco Chronicle
                             San Francisco Examiner
                                San Jose Mercury
                           Seattle Post-Intelligencer
                                 Seattle Times
                         Securities Industry Management
                                  Smart Money
                            St. Louis Post Dispatch
                              St. Petersburg Times
                           Standard & Poor's Outlook
                         Standard & Poor's Stock Guide
                          Stanger's Investment Advisor
                             Stockbroker's Register
                               Strategic Insight
                                 Tampa Tribune
                                      Time
                       Tobias, Andrew (syndicated column)
                                  Toledo Blade
                                       UP
                            US News and World Report
                                   USA Today
                                 USA TV Network
                                   Value Line
                              Wall Street Journal
                               Wall Street Letter
                                Wall Street Week
                                Washington Post
                                      WBZ
                                     WBZ-TV
                                    WCVB-TV
                                      WEEI
                                      WHDH
                               Worcester Telegram
                                 World Wide Web
                                 Worth Magazine
                                      WRKO

                                                                      APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

     . Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

     . Loomis Sayles Investment Trust and Loomis, Sayles & Company, L.P. Website

     . Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

     . Specific and general investment philosophies, strategies, processes and techniques

     . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

     . Industry conferences, electronically transmitted programs relating to the investment industry and the like at which Loomis Sayles participates

     . Current capitalization, levels of profitability and other financial information

     . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

     . The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

     . Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

     . Current and historical statistics relating to:

       -total dollar amount of assets managed
       -Loomis Sayles assets managed in total and by Fund
       -the growth of assets
       -asset types managed

       References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

     . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

     . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                        LOOMIS SAYLES INVESTMENT TRUST

                               Index to Exhibits

Exhibit No.    Description
----------     -----------

5h. Form of Investment Advisory Agreement between the Trust and Loomis Sayles Small Cap Growth Fund